Net other operating income and expenses	12 Months Ended
Dec. 31, 2025
Net other operating income and expenses [Abstract]
Net other operating income and expenses
44.	Net other operating income and expenses
Other operating income and expenses for the years ended December 31, 2023, 2024 and 2025 are as follows:

	2023		2024	2025
Other operating income
Gain on disposal of assets:
Loans at amortized cost	~~W~~	178,158	206,643	249,842
Others:
Gain on hedged items		422,074	753,798	607,993
Reversal of allowance for guarantees and acceptances		4,856	8,471	—
Gain on other trust accounts		2	—	—
Reversal of other allowance		1,790	8,022	1,086
Others		547,573	750,170	747,904

		976,295	1,520,461	1,356,983

	~~W~~	1,154,453	1,727,104	1,606,825

Other operating expense
Loss on disposal of assets:
Loans at amortized cost	~~W~~	(19,723)	(97,821)	(161,910)
Others:
Loss on hedged items		(448,664)	(626,116)	(753,529)
Fund contribution		(470,227)	(526,196)	(559,455)
Provision for payment guarantee liabilities		—	—	(404)
Provision for other debt allowances		(15,516)	(98,344)	(35,164)
Depreciation of operating lease assets		(445,006)	(465,716)	(445,157)
Others (*)		(1,942,047)	(1,979,135)	(1,977,199)

		(3,321,460)	(3,695,507)	(3,770,908)

	~~W~~	(3,341,183)	(3,793,328)	(3,932,818)

Other operating expenses, net	~~W~~	(2,186,730)	(2,066,224)	(2,325,993)

(*)
Includes
~~W~~
293,824 million for vulnerable groups such as self-employed people, small business owners and institutions supporting vulnerable groups, etc. in accordance with the “Banking financial support plan for people’s livelihood” for the year ended December 31, 2023.